Shareholder Report, Average Annual Return (Details) ITGU_MassMutual Inflation-Protected and Income Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Average Annual Return, Percent	(1.48%)	0.24%	2.21%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - without sales charge
Average Annual Return, Percent	2.89%	1.12%	2.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)
Average Annual Return, Percent	3.79%	1.42%	3.01%